Employee benefits (Details 6) (Defined pension benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 9,010	$ 8,149
Return on plan assets:
Exchange rate differences	(142)	183
Fair value of plan assets at December 31	8,867	9,010
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	988	897
Return on plan assets:
Assets still held at December 31	5	34
Assets sold during the year	23	(9)
Purchases (sales)	(9)	(7)
Transfers into Level 3	31
Exchange rate differences	(7)	73
Fair value of plan assets at December 31	1,031	988
Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	156	149
Return on plan assets:
Assets still held at December 31	(3)	21
Assets sold during the year	22	(5)
Purchases (sales)	(27)	(12)
Transfers into Level 3	29
Exchange rate differences		3
Fair value of plan assets at December 31	177	156
Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	136	127
Return on plan assets:
Assets still held at December 31	(4)	4
Assets sold during the year	(6)	(4)
Purchases (sales)	(14)
Exchange rate differences	1	9
Fair value of plan assets at December 31	113	136
Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	696	621
Return on plan assets:
Assets still held at December 31	12	9
Assets sold during the year	7
Purchases (sales)	32	5
Transfers into Level 3	2
Exchange rate differences	(8)	61
Fair value of plan assets at December 31	$ 741	$ 696